Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
AMG Trilogy Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMG Trilogy Emerging Markets Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AMG Trilogy Emerging Markets Equity Fund's (the “Fund”) investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks) of issuers located in emerging market countries. The Fund may allocate investments across different emerging markets countries. Trilogy Global Advisors, L.P. (“Trilogy” or the “Subadvisor”) considers emerging market countries to be any country other than Canada, Luxembourg, the United States and the countries comprising the MSCI EAFE Index. The Fund considers an issuer to be located in an emerging market country if the issuer maintains its principal place of business in an emerging market country, its securities are traded principally in an emerging market country, it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or it has at least 50% of its assets in an emerging market country. The Fund’s portfolio normally consists of between 60 to 120 securities. To gain exposure to foreign issuers, the Fund also may invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other depositary receipts of non-U.S. listed companies.

The Subadvisor uses a bottom-up investment process driven by fundamental research conducted by its investment analysts. Under normal market conditions, the Subadvisor seeks to maintain a growth oriented focus and invest the Fund’s assets pursuant to the following core principles:
—   Earnings growth drives equity returns over the long term.
—   Early-stage and traditional growth companies provide the greatest opportunity.
—   Risk management with respect to the Fund's portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark.
—   A disciplined investment process requires consistently identifying opportunities, evaluating potential returns and responding with timely buy/sell decisions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Political Risk—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

		Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amgfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/14 (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 15.43% (1st Quarter 2012) Worst Quarter: -24.01% (3rd Quarter 2011)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/14
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only, and after-tax returns for Service Class and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Service Class and Investor Class shares will vary.
AMG Trilogy Emerging Markets Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
1 Year	rr_ExpenseExampleYear01	145
3 Years	rr_ExpenseExampleYear03	449
5 Years	rr_ExpenseExampleYear05	776
10 Years	rr_ExpenseExampleYear10	1,702
1 Year	rr_AverageAnnualReturnYear01	(3.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.34%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
AMG Trilogy Emerging Markets Equity Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,271
1 Year	rr_AverageAnnualReturnYear01	(3.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.68%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2011
AMG Trilogy Emerging Markets Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
2012	rr_AnnualReturn2012	15.52%
2013	rr_AnnualReturn2013	(4.59%)
2014	rr_AnnualReturn2014	(3.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.01%)
1 Year	rr_AverageAnnualReturnYear01	(3.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.59%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2011
AMG Trilogy Emerging Markets Equity Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.65%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2011
AMG Trilogy Emerging Markets Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.31%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2011
AMG Trilogy Emerging Markets Equity Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.96%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
AMG Trilogy Emerging Markets Equity Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.34%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2011
AMG Trilogy Emerging Markets Equity Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.34%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2011

[1]	Investor Class and Index performance shown reflects performance since the inception date of the Fund's Investor Class on March 1, 2012.
[2]	Service Class, Institutional Class and Index performance shown reflects performance since the inception date of the Fund's Service Class and Institutional Class on March 1, 2011.